Common shares (Details) - USD ($)			2 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Feb. 22, 2022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	49,999,998	100,384,435	100,384,435
Cancellation of Predecessor equity (in shares)			(100,384,435)
Issuance of Successor common stock (in shares)	49,999,998		49,999,998
Ending balance (in shares)	49,999,998	49,999,998	49,999,998
Par value, beginning balance (usd per share)		$ 0.10	$ 0.10
Cancellation of Predecessor equity (usd per share)			0.10
Issuance of Successor common stock (usd per share)			$ 0.01
Ending balance (usd per share)	$ 0.01
Beginning balance		$ 10,038,444	$ 10,038,444
Cancellation of Predecessor equity	$ 0		(10,038,444)
Issuance of Successor common stock	0		$ 500,000
Ending balance	$ 500,000